Subsequent Events (Details) (USD $)	12 Months Ended	1 Months Ended	6 Months Ended		5 Months Ended				5 Months Ended		0 Months Ended	1 Months Ended	0 Months Ended			0 Months Ended			0 Months Ended		0 Months Ended
	Dec. 31, 2012 PMT	Jan. 31, 2013 PMT Management Agreement	Jun. 30, 2013 PMT Management Agreement	Jun. 30, 2013 PMT Management Agreement Shareholders' equity up to $2 billion	Jun. 30, 2013 PMT Management Agreement Shareholders' equity up to $2 billion Maximum	Jun. 30, 2013 PMT Management Agreement Shareholders' equity in excess of $2 billion and up to $5 billion	Jun. 30, 2013 PMT Management Agreement Shareholders' equity in excess of $2 billion and up to $5 billion Maximum	Jun. 30, 2013 PMT Management Agreement Shareholders' equity in excess of $2 billion and up to $5 billion Minimum	Jun. 30, 2013 PMT Management Agreement Shareholders' equity in excess of $5 billion	Jun. 30, 2013 PMT Management Agreement Shareholders' equity in excess of $5 billion Minimum	Feb. 06, 2013 Subsequent Event	Jan. 31, 2013 Subsequent Event	Feb. 02, 2013 Subsequent Event PMT All of agreements other than Reimbursement Agreement	Feb. 02, 2013 Subsequent Event PMT Management Agreement Shareholders' equity up to $2 billion	Feb. 02, 2013 Subsequent Event PMT Management Agreement Shareholders' equity up to $2 billion Maximum	Feb. 02, 2013 Subsequent Event PMT Management Agreement Shareholders' equity in excess of $2 billion and up to $5 billion	Feb. 02, 2013 Subsequent Event PMT Management Agreement Shareholders' equity in excess of $2 billion and up to $5 billion Maximum	Feb. 02, 2013 Subsequent Event PMT Management Agreement Shareholders' equity in excess of $2 billion and up to $5 billion Minimum	Feb. 02, 2013 Subsequent Event PMT Management Agreement Shareholders' equity in excess of $5 billion	Feb. 02, 2013 Subsequent Event PMT Management Agreement Shareholders' equity in excess of $5 billion Minimum	Feb. 02, 2013 Subsequent Event PMT MSR Recapture Agreement Minimum	Feb. 02, 2013 Subsequent Event PMT Reimbursement Agreement
Subsequent events
Distributions to its unit holders											$ 5,800,000	$ 9,400,000
Automatic renewal term			18 months										18 months
Base management fee annual rate (as a percent)	1.50%	1.50%			1.50%	1.375%			1.25%					1.50%		1.375%			1.25%
Base management fee shareholders' equity limit				2,000,000,000			5,000,000,000	2,000,000,000		5,000,000,000					2,000,000,000		5,000,000,000	2,000,000,000		5,000,000,000
Threshold percentage of unpaid principal balance with respect to new mortgage loans originating in refinancing																					30.00%
Conditional reimbursement																						$ 2,900,000
Period of earning of performance incentive fee for receipt of underwriting fee reimbursement																						12 months